Subsidiaries	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Subsidiaries
23	Subsidiaries
All the subsidiaries of the Company are unlisted. The following list contains only the particulars of subsidiaries which principally affect the results, assets or liabilities of the Group.

Name of company	Place of establishment/ operation	Registered capital		Proportion of ownership interest held by the Company	Principal activity
China Southern Airlines Henan Airlines Company Limited (i)	PRC	RMB	6,000,000,000	60%	Airline transportation
Xiamen Airlines Company Limited (“Xiamen Airlines”) (i)	PRC	RMB	14,000,000,000	55%	Airline transportation
Chongqing Airlines Company Limited (i)	PRC	RMB	1,200,000,000	60%	Airline transportation
Shantou Airlines Company Limited (i)	PRC	RMB	280,000,000	60%	Airline transportation
Zhuhai Airlines Company Limited (i)	PRC	RMB	250,000,000	60%	Airline transportation
Guizhou Airlines Company Limited (i)	PRC	RMB	1,281,000,000	60%	Airline transportation
Guangzhou Nanland Air Catering Company Limited (ii)	PRC	RMB	240,000,000	70.50%	Air catering
Beijing Southern Airlines Ground Services Company Limited (i)	PRC	RMB	100,000,000	100%	Airport ground services
Nan Lung International Freight Limited	Hong Kong	HKD	3,270,000	51%	Freight services
China Southern Airlines General Aviation Company Limited (“CSAGA”) (i) & (iii)	PRC	RMB	1,342,280,000	57.88%	General aviation

Name of company	Place of establishment/ operation	Registered capital		Proportion of ownership interest held by the Company	Principal activity
SAIETC (i)	PRC	RMB	30,000,000	100%	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited (i)	PRC	RMB	469,848,400	100%	Flight simulation services
China Southern Airlines Xiongan Airlines Company Limited (i)	PRC	RMB	10,000,000,000	100%	Airline transportation
China Southern Air Logistics Co., Ltd. (“Logistics Company”) (i) & (iv)	PRC	RMB	1,818,181,820	55%	Logistics operations
Shenyang Northern Aircraft Maintenance Co., Ltd. (“Shenyang Aircraft Maintenance”) (i) & (vii)	PRC	RMB	31,520,545	100%	Aircraft repair and maintenance services
Guangdong Southern Airline Pearl Aviation Services Company Limited (“Pearl Aviation Services”) (i) & (viii)	PRC	RMB	5,000,000	100%	Hotel management services
Southern Airlines Nansha Finance Leasing (Guangzhou) Co.,Ltd. (i)	PRC	RMB	2,000,000,000	100%	Leasing services

(i)	These subsidiaries are PRC limited liability companies.
(ii)	This subsidiary is a sino-foreign equity joint venture company established in the PRC.
(iii)	CSAGA
On December 18, 2020, certain third parties invested into CSAGA by means of capital injection and acquisition of the Company’s partial equity interests in CSAGA, the Company’s equity interests in CSAGA were decreased from 100% to 57.88%. Changes in the Company’s equity interests do not result in a loss of control of CSAGA.
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Cash consideration received from third parties on partial disposal of equity interests	332
Capital injection from third parties	510
Less: Portion of net assets of CSAGA disposed	667

Other reserves in equity	175

(iv)	Logistics Company
On December 24, 2020, certain third parties made capital injections into Logistics Company causing a decrease of the Company’s equity interests in Logistics Company from
100% to 55%.
Changes in the Company’s equity interests do not result in a loss of control of Logistics Company.
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Capital injection from third parties	3,355
Less: Portion of net assets of Logistics Company disposal	2,830

Other reserves in equity	525

(v)	China Southern West Australian Flying College Pty Ltd. (“Flying College”)
Flying College, a former subsidiary of the Company, went into liquidation process on December 21, 2020. Since then, the Group lost control of Flying College, and Flying College was no longer within the consolidation scope. The operating results and cash flow of Flying College before entering the liquidation process had been included in the consolidated income statement and consolidated cash flow statement of the Group this year. The Group recognized a net loss of RMB8 million on disposal of Flying College.

(vi)	Guangzhou Baiyun International Logistic Company Limited (“Baiyun Logistic”)
In January 2020, the Company acquired 29% equity interests from a third party in Baiyun Logistic, a subsidiary that the Company previously held 61% equity interests. On May 31, 2020, the Company transferred the then hold 90%
equity interests of Baiyun Logistic to Logistics Company as capital injection. Since then, Baiyun Logistic became an indirect subsidiary of the Company through Logistics Company.
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Cash consideration paid	260
Less: Portion of net assets of Baiyun Logistic acquired	105

Other reserves in equity	155

(vii)	Shenyang Aircraft Maintenance
Pursuant to the equity transfer agreement entered into between the Company and a third party, the Company acquired 21% equity interests Shenyang Aircraft Maintenance, a former joint venture of the Company, at a cash consideration of RMB14 million on April 23, 2019. On the same date, the Company obtained control over Shenyang Aircraft Maintenance, and Shenyang Aircraft Maintenance became a wholly-owned subsidiary of the Company. The acquisition of Shenyang Aircraft Maintenance enables the Group to engage in comprehensive maintenance service.
In the period from the acquisition date to December 31, 2019, Shenyang Aircraft Maintenance contributed revenue of RMB39 million and profit of RMB1 million to the Group’s results. If the acquisition had occurred on January 1, 2019, management estimates that consolidated revenue would have been increased by RMB21 million, and consolidated profit for the year would have been increased by RMB4 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2019. The information above is the amount before inter-company eliminations.
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition RMB million
Non-current assets	31
Current assets	41
Non-current liabilities	(6)
Current liabilities	(3)

Total net identifiable assets	63

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(14)
Cash and cash equivalents acquired	26

Net cash inflow	12

(viii)	Pearl Aviation Services
Pursuant to the equity transfer agreement entered into between the Company and the other third parties shareholders of Pearl Aviation Services, the Company acquired 100% equity interests in Pearl Aviation Services at a consideration of RMB9 million on December 17, 2019. On the same date, the Company obtained the control of Pearl Aviation Services, and Pearl Aviation Services became a wholly-owned subsidiary of the Company. The acquisition of Pearl Aviation Services enables the Group to engage in hotel management services business.
As the acquisition was completed in December, limited amount of revenue and profit were contributed to the Group by Pearl Aviation Services. If the acquisition had occurred on January 1, 2019, management estimates that consolidated revenue would have been increased by RMB499 million, and consolidated profit for the year would have been increased by RMB17 million. In determining these amounts, management have assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had occurred on January 1, 2019. The information above is the amount before inter-company eliminations.
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition RMB million
Non-current assets	19
Current assets	252
Current liabilities	(257)

Total net identifiable assets	14

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(9)
Cash and cash equivalents acquired	173

Net cash inflow	164

(ix)	Material non-controlling interests
As at December 31, 2021, the balance of total
non-controlling
interests is RMB16,657 million (December 31, 2020: RMB15,547 million), of which RMB 9,103 million (December 31, 2020
：
RMB8,809 million) is for Xiamen Airlines and RMB 4,814 million (December 31, 2020: RMB2,892 million) is for
Logistics Company
. The rest of
non-controlling
interests are not individually material.

•	Set out below are the summarized financial information for Xiamen Airlines.

	2021 RMB million	2020 RMB million
Non-controlling interests percentage	45%	45%

Current assets	3,137	2,292
Non-current assets	48,775	50,975
Current liabilities	(18,601)	(16,033)
Non-current liabilities	(13,781)	(18,431)
Net assets	19,530	18,803
Carrying amount of non-controlling interests	9,103	8,809

Revenue	21,037	20,675
Loss for the year	(938)	(181)
Total comprehensive income	(1,071)	(304)
Loss allocated to non-controlling interests	(455)	(109)
Dividend paid to non-controlling interests	—	31

Net cash generated from operating activities	4,291	4,268
Net cash used in investing activities	(1,099)	(1,430)
Net cash used in financing activities	(2,529)	(3,201)

•	Set out below are the summarized financial information for Logistics Company (Note23(iv)).

	2021 RMB million	2020 RMB million (Note)
Non-controlling interests percentage	45%	45%

Current assets	12,124	8,479
Non-current assets	2,046	732
Current liabilities	(3,505)	(2,708)
Non-current liabilities	(91)	(112)
Net assets	10,574	6,391
Carrying amount of non-controlling interests	4,814	2,892

Revenue	19,659	15,397
Profit for the year	5,693	4,013
Total comprehensive income	5,693	4,013
Profit allocated to non-controlling interests	2,572	16
Dividend paid to non-controlling interests	650	2

Net cash generated from operating activities	6,872	5,241
Net cash used in investing activities	(3,390)	(1,468)
Net cash (used)/generated from financing activities	(2,486)	1,122
Note:
On December 24, 2020, certain third parties made capital injections into
Logistics Company
, causing a decrease of the Company’s equity interests in
Logistics Company
from 100% to 55%. Changes in the Company’s equity interests do not result in a loss of control of
Logistics Company
.